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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07562

              Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York                     10020
     (Address of principal executive offices)                       (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                          COUPON    MATURITY
THOUSANDS                                                                           RATE       DATE         VALUE
---------                                                                          ------    --------   ------------
            NEW YORK TAX- EXEMPT MUNICIPAL BONDS (129.2%)
            General Obligation (4.0%)
  $ 1,500   New York City, 2005 Ser G                                                5.00%   12/01/23   $  1,575,855
    1,000   Puerto Rico, Public Improvement Refg Ser 1999                            5.25    07/01/16      1,103,650
  -------                                                                                               ------------
    2,500                                                                                                  2,679,505
  -------                                                                                               ------------

            Educational Facilities Revenue (3.2%)
            New York State Dormitory Authority,
    1,000      Fordham University Ser 2002 (FGIC)                                    5.00    07/01/21      1,065,830
    1,000      Fordham University Ser 2002 (FGIC)                                    5.00    07/01/22      1,061,220
  -------                                                                                               ------------
    2,000                                                                                                  2,127,050
  -------                                                                                               ------------

            Electric Revenue (10.7%)
            Long Island Power Authority,
    3,000      Ser 2003 B                                                            5.25    06/01/14      3,302,070
    1,000      Ser 1998 A (FSA)                                                     5.125    12/01/22      1,057,580
    1,705      Ser 2004 A (Ambac)                                                    5.00    09/01/34      1,795,910
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA)                 4.50    07/01/19      1,027,740
  -------                                                                                               ------------
    6,705                                                                                                  7,183,300
  -------                                                                                               ------------

            Hospital Revenue (27.6%)
    2,000   New York City Health & Hospitals Corporation, 2003 Ser B (Ambac)+        5.25    02/15/21      2,177,700
            New York State Dormitory Authority,
    2,500      Catholic Health Long Island - St Francis Hospital Ser 2004            5.10    07/01/34      2,558,200
    3,000      Hospital - FHA Insured Mtge 2004 Ser A (FSA)                          5.25    08/15/19      3,259,650
    4,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I                     5.00    07/01/34      4,160,280
    2,000      Montefiore Hospital FHA Insured Mtge Ser 2004 (FGIC)                  5.00    08/01/29      2,112,280
    1,000      Winthrop South Nassau University Health Ser 2003 B                    5.50    07/01/23      1,058,810
            New York State Medical Care Facilities Finance Agency,
    1,135      Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B                 5.50    02/15/22      1,142,922
    2,000      St Lukes - Roosevelt Hospital - FHA Insured Mtge Ser A               5.625    08/15/18      2,044,880
  -------                                                                                               ------------
   17,635                                                                                                 18,514,722
  -------                                                                                               ------------

            Industrial Development/Pollution Control Revenue (2.7%)
    1,500   New York State Energy Research & Development Authority,
  -------      Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)                        9.917++  04/01/20      1,792,440
                                                                                                        ------------
            Mortgage Revenue - Multi-Family (4.0%)
    2,535   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)             6.10    11/01/15      2,651,306
  -------                                                                                               ------------
            Mortgage Revenue - Single Family (2.3%)
    1,500   New York State Mortgage Agency, 27th Ser (AMT)                          5.875    04/01/30      1,568,835
  -------                                                                                               ------------
            Nursing & Health Related Facilities Revenue (1.6%)
    1,000   New York State Dormitory Authority, Dept of Health Ser 2004              5.00    07/01/23      1,051,760
  -------                                                                                               ------------
            Public Facilities Revenue (14.2%)
    1,000   Montgomery County Industrial Development Agency, Hamilton
               Fulton BOCES Ser 2004 A(XLCA)                                         5.00    07/01/34      1,046,480

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
    1,000   New York City Cultural Resource Trust, Wildlife Conservation
               Society Ser 2004 (FGIC)                                               5.00   02/01/34      1,051,240
            New York State Dormitory Authority,
    3,000      New York City Court Ser 2003 A                                       5.375   05/15/21      3,362,190
    1,795      New York School Districts 2003 Ser A                                  5.25   07/01/20      1,933,287
    1,000      New York School Districts 2002 Ser D (MBIA)                           5.00   10/01/30      1,045,580
    1,000   Niagara Falls City School District, High School Ser 2005 COPs (FSA)      5.00   06/15/28      1,053,750
  -------                                                                                              ------------
    8,795                                                                                                 9,492,527
  -------                                                                                              ------------

            Transportation Facilities Revenue (20.7%)
    1,000   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995
               (MBIA)                                                                5.75   01/01/25      1,012,400
            Metropolitan Transportation Authority,
    2,000      Dedicated Tax Fund Refg Ser 2002 A (FSA)                              5.25   11/15/24      2,178,340
    4,000      Transportation Ser 2003 A (FSA)                                       5.00   11/15/25      4,242,360
            New York State Thruway Authority,
    1,000      Local Hwy & Bridge Ser 2000 A (FSA)                                   5.75   04/01/17      1,108,530
    2,500      Personal Income Tax Transportation Ser 2003 A (MBIA)                  5.00   03/15/21      2,668,600
    1,000   Port Authority of New York & New Jersey, Cons 135 Ser (XCLA)**           5.00   09/15/29      1,061,720
            Triborough Bridge & Tunnel Authority,
    1,500      Ser 2003 A (Ambac)                                                    5.00   11/15/28      1,581,615
  -------                                                                                              ------------
   13,000                                                                                                13,853,565
  -------                                                                                              ------------

            Water & Sewer Revenue (17.0%)
            Nassau County Sewer & Storm Water Finance Authority,
      500      2004 Ser B (MBIA)                                                     5.00   10/01/22        532,710
      500      2004 Ser B (MBIA)                                                     5.00   10/01/23        531,530
            New York City Municipal Water Finance Authority,
    2,000      2003 Ser A                                                           5.375   06/15/18      2,201,060
    5,000      2005 Ser B (Ambac)                                                    5.00   06/15/28      5,297,250
      725      2005 Ser D                                                            5.00   06/15/37        761,881
    1,940   New York State Environmental Facilities Corporation, Clean Water
  -------      Ser 2003 B                                                            5.00   12/15/22      2,070,465
                                                                                                       ------------
   10,665                                                                                                11,394,896
  -------                                                                                              ------------

            Other Revenue (17.9%)
    2,000   Battery Park City Authority, Ser 2003A                                   5.00   11/01/24      2,119,980
      750   Nassau County, Interim Finance Authority, Sales Tax Ser A                5.00   11/15/24        803,250
            New York City Transitional Finance Authority,
    1,000      2004 Ser C                                                            5.00   02/01/21      1,066,670
    1,000      Refg 2003 Ser D (MBIA)                                                5.25   02/01/21      1,092,550
    2,000      Refg 2003 Ser A                                                       5.50#  11/01/26      2,205,620
    1,500   Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)               5.00   10/15/29      1,597,275
    1,000   Tobacco Settlement Financing Corporation, State Contingency
                Ser 2003 C-1                                                         5.50   06/01/21      1,099,670
    1,000   Westchester Tobacco Asset Securization Corporation Ser 2005             5.125   06/01/45      1,003,000
    1,000   Puerto Rico Commonwealth Infrastructure Ser B                            5.00   07/01/41      1,044,270
  -------                                                                                              ------------
   11,250                                                                                                12,032,285
  -------                                                                                              ------------

            Refunded (3.3%)
            Triborough Bridge & Tunnel Authority,
    2,000      Ser 1993 B (ETM)                                                      5.00   01/01/20      2,225,660
  -------                                                                                              ------------
   81,085   TOTAL NEW YORK TAX - EXEMPT MUNICIPAL BONDS (COST $82,722,880)                               86,567,851
  -------                                                                                              ------------

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
            NEW YORK SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.5%)
    1,400   New York City Municipal Water Finance Authority, 1994 Ser
            (Demand 08/01/05)                                                        2.26*  06/15/24      1,400,000
      300   Port Authority of New York & New Jersey, Versatile Structure
  -------      Ser 2 (Demand 08/01/05)**                                             2.22*  05/01/19        300,000
                                                                                                       ------------
    1,700   TOTAL NEW YORK SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (COST $1,700,000)                                                                             1,700,000
  -------                                                                                              ------------
  $82,785   TOTAL INVESTMENTS (COST $84,422,880) (a) (b)                                       131.7%    88,267,851
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                4.1      2,775,786

            PREFERRED SHARES OF BENEFICIAL INTEREST                                            (35.8)   (24,022,952)
                                                                                            --------   ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                       100.0%  $ 67,020,685
                                                                                            ========   ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

ETM  Escrowed to maturity.

+ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $48,000.

++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,792,440 which represents 2.7% of net assets applicable to common shareholders.

*    Current coupon of variable rate demand obligation.

**   Joint exemption in New York and New Jersey.

#    Step up security; will convert to 14% on November 1, 2011.

(a) Securities have been designated as collateral in an amount equal to $8,729,656 in connection with the open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for books purposes. The aggregate gross unrealized appreciation is $3,849,212 and the aggregate gross unrealized depreciation is $4,241, resulting in net unrealized appreciation of $3,844,971.

Bond Insurance:

Ambac   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2005:

NUMBER OF                      DESCRIPTION/DELIVERY         UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT            MONTH AND YEAR            AMOUNT AT VALUE   APPRECIATION
---------   ----------   --------------------------------   ---------------   ------------
    60         Short      U.S. Treasury Notes 5 Year
                                September 2005                $(6,432,188)      $ 95,929
    20         Short      U.S. Treasury Notes 10 Year
                                September 2005                 (2,219,688)        29,632
                                                                                --------
                         Total unrealized appreciation...                       $125,561
                                                                                ========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                        2
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2005


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